Expenses for shipping activities (Tables)	6 Months Ended
Jun. 30, 2022
Analysis of income and expense [abstract]
Disclosure of voyage expenses and commissions
Voyage expenses and commissions

	For the six month period ended

(in thousands of USD)	June 30, 2022	June 30, 2021

Commissions paid	(4,959)	(3,899)
Bunkers	(54,843)	(33,263)
Other voyage related expenses	(14,650)	(13,599)
Total voyage expenses and commissions	(74,452)	(50,761)

Disclosure of vessel operating expenses
Vessel operating expenses

	For the six month period ended

(in thousands of USD)	June 30, 2022	June 30, 2021*

Operating expenses	(95,014)	(108,590)
Insurance	(6,507)	(7,507)
Total vessel operating expenses	(101,521)	(116,097)

* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.

Disclosure of charter hire expenses	Charter hire expenses

	For the six month period ended

(in thousands of USD)	June 30, 2022	June 30, 2021

Charter hire	(2,599)	(4,283)
Bare boat hire	(1,857)	—
Total charter hire expenses	(4,456)	(4,283)

Disclosure of general and administrative expense explanatory
General and administrative expenses

	For the six month period ended

(in thousands of USD)	June 30, 2022	June 30, 2021*

Wages and salaries	(4,382)	(3,971)
Social security costs	(668)	(709)
Cash-settled share-based payments	(2,872)	(602)
Equity-settled share-based payments	(584)	(761)
Other employee benefits	(453)	(473)
Employee benefits	(8,959)	(6,516)

Administrative expenses	(12,613)	(8,790)
Tonnage Tax	(1,732)	(1,391)
Claims	—	—
Provisions	133	115

Total general and administrative expenses	(23,171)	(16,582)

* To improve the relevancy of the accounting information of the income statement, the Company reclassified certain cost & revenue elements without impact on the profit (loss) for the period. These changes have been adopted in 2021 to improve comparability within the sector. They have been applied retrospectively and comparative information has been revised.